Property, Plant, and Equipment - Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property, Plant and Equipment - net
7.	Property, Plant and Equipment - net

	December 31,
	2020	2019
Cost
Construction in progress	$143,465	$29,367
Plant and buildings	29,963	28,833
Machinery and equipment	63,675	49,762
Motor vehicles	1,830	1,536
Office equipment and furniture	3,343	3,431
Leasehold improvements	15,632	12,767
Total cost	$257,908	$125,696
Less: Accumulated depreciation
Construction in progress	$—	$—
Plant and buildings	13,200	12,183
Machinery and equipment	32,398	27,012
Motor vehicles	1,184	1,057
Office equipment and furniture	1,823	2,122
Leasehold improvements	8,932	9,012
Total accumulated depreciation	$57,537	$51,386
Property, plant and equipment, net	$200,371	$74,310

Buildings of Sinovac Dalian with a net book value of $2,567 (RMB16.7 million) were pledged as collateral for a bank loan from Bank of China (note 11 (b)).

Buildings of Sinovac Dalian with a net book value of $672 (RMB4.4 million) were pledged as collateral for a bank loan from China Merchants Bank (note 11 (g)).

Buildings and Machinery and equipment of Sinovac Dalian with a net book value of $23,015 (RMB150.2 million) were pledged as collateral for a bank loan from China Everbright Bank (note 11 (h))

Net depreciation expense for the year ended December 31, 2020 was $3,693 (2019 - $4,579, 2018 - $4,887 ), after deduction of amortized government grant specifically related to qualified property, plant and equipment.

Loss on disposal of equipment for the year ended December 31, 2020 was $163 (2019 - $294, 2018 - $75).